Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Loss contingency, damages awarded		$ 1,300
Contingent liabilities					$ 13,600
Selling, general and administrative expense			$ 350,653	$ 317,804
Severance costs			4,600
Construction projects
Commitments And Contingencies [Line Items]
Total commitments			19,000
Illinois Company, Secured Craft Grower Licenses
Commitments And Contingencies [Line Items]
Loans issued	$ 200
Groups Identified by State of Illinois, Opportunity To Receive Conditional Adult Use Dispensing Organization Licenses
Commitments And Contingencies [Line Items]
Loans issued	$ 1,000
Subordinate Voting Shares (SVS)
Commitments And Contingencies [Line Items]
Increase through other contributions by owners, equity				15,800
Amortisation, intangible assets other than goodwill				3,000
Litigation accrual adjustment				$ 800
Subordinate Voting Shares (SVS) | Bottom of range
Commitments And Contingencies [Line Items]
Selling, general and administrative expense			$ 12,800